FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	R$ 39,017,827	R$ 24,673,081
Financial liabilities, at fair value	109,460,695	100,988,575
Loans, financing and debentures
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	59,297,533	54,299,620
Obligations of Law No. 14,182/2021
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	42,022,123	39,519,406
Suppliers
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	2,764,288	2,963,867
Compulsory loan - Agreements
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	1,105,534	896,746
RGR Returns
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	932,250	1,319,921
Reimbursement obligations
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	70,803
Shareholders Compensation
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	2,490,668	1,154,836
Leases
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	182,583	216,747
Concessions payable - use of public property
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	594,913	617,432
Fair value through result
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	11,537,109	6,726,501
Financial liabilities, at fair value	17,500,976	7,138,184
Fair value through result | Loans, financing and debentures | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	16,323,041	6,480,670
Fair value through result | Derivative financial instruments | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	1,177,935	657,514
Cash and cash equivalents
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	26,572,522	13,046,371
Accounts Receivable, net
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	6,513,888	5,859,928
Restricted cash
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	3,679,483	2,772,947
Reimbursement rights
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	1,613,335	2,365,685
Loans and financing
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	638,599	628,150
Financial investments | Fair value through result | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	8,967,937	5,925,693
Beneficiary parties | Fair value through result | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	417,242	427,202
Derivative financial instruments | Fair value through result | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	2,151,930	373,606
Fair value through other comprehensive income
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	946,059	1,104,381
Fair value through other comprehensive income | Derivative financial instruments | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	84,825
Fair value through other comprehensive income | Investments (Interests) | Level 1
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	R$ 861,234	R$ 1,104,381